Note 4 - Business Combinations (Details Textual) - USD ($)		1 Months Ended			2 Months Ended	3 Months Ended	7 Months Ended	12 Months Ended
	Dec. 06, 2018	Dec. 05, 2018	Apr. 30, 2018	Jul. 31, 2017	Jan. 31, 2019	Jan. 31, 2018	Oct. 31, 2018	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Business Combination, Acquisition Related Costs		$ 14,167,000				$ 8,000		$ 7,589,825	$ 4,489,517	$ 3,691,466
Share-based Payment Arrangement, Accelerated Cost		600,000
Customer Relationships [Member]
Finite-Lived Intangible Asset, Useful Life								15 years
CPH Acquisition [Member]
Cash Acquired from Acquisition	$ 1,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total	220,700,000
Business Combination, Transaction Bonuses	20,100,000
Share-based Payment Arrangement, Accelerated Cost	600,000
CPH Acquisition [Member] | CPH [Member]
Business Combination, Acquisition Related Costs		14,200,000
Business Combination, Debt Extinguishment Costs		16,400,000
CPH Acquisition [Member] | Industrea [Member]
Business Combination, Acquisition Related Costs		18,800,000
Business Combination, Deferred Underwriting Commission		$ 8,100,000
CPH Acquisition [Member] | Customer Relationships [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total	$ 168,700,000
Finite-Lived Intangible Asset, Useful Life	15 years
CPH Acquisition [Member] | Trade Names [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total	$ 52,000,000
Finite-Lived Intangible Asset, Useful Life	10 years
O’Brien Acquisition [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total			$ 2,810,000
Business Combination, Acquisition Related Costs			1,100,000			$ 0	$ 1,068,653
O’Brien Acquisition [Member] | Customer Relationships [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total			$ 2,810,000
Finite-Lived Intangible Asset, Useful Life			15 years	15 years